Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (79,057,610)	$ (31,328,711)
Other comprehensive (loss) income:
Foreign currency translation	40,577	53,020
Unrealized gain on convertible notes	245,000	100,000
Comprehensive loss	$ (78,772,033)	$ (31,175,691)